Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability, 5% increase	$ (49)	$ (33)
Discount for lack of marketability, 5% decrease	45	33
Noncontrolling interests discount, 5% increase	(22)	(24)
Noncontrolling interests discount, 5% decrease	22	24
Long-term revenue growth rates, 0.1% increase	35	30
Long-term revenue growth rates, 0.1% decrease	(35)	(29)
Discount rate, 1% increase	(396)	(330)
Discount rate, 1% decrease	$ 488	$ 407